PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Significant Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
US plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	20 years	19 years
US plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	21 years
US plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	21 years	21 years
US plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	23 years	23 years
US plans | Pension plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.58%	2.15%
US plans | Pension plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.34%	3.10%
US plans | Other plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.17%	1.65%
US plans | Other plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.99%	2.82%
Canadian plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	22 years	22 years
Canadian plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	25 years	25 years
Canadian plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	24 years	23 years
Canadian plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years)	26 years	26 years
Canadian plans | Pension plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.00%	2.55%
Canadian plans | Pension plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.60%	3.20%
Canadian plans | Other plans | (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.00%	2.55%
Canadian plans | Other plans | (Current Service Cost)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.60%	3.20%